Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 PartnershipUnit	Dec. 31, 2011 Entity	Dec. 31, 2010 PartnershipUnit
Commitments and Contingencies [Abstract]
Commitments related to capital spending activities	$ 232.2
Long-term Purchase Commitment, Time Period	24 months
Term of commitments to purchase goods or services related to the operations of properties	one year or less
Commitment to advance funds	2.3
Assumption of property debt required for acquisition of certain properties that collateralize our notes receivable upon the obligor's exercise of put option	118.2
Range of remaining compliance periods for tax credit syndication arrangements	less than one year to 13 years
Number of consolidated real estate partnerships in which remaining noncontrolling interest acquired	11	6	3
Amount of additional consideration accrued for purchase of noncontrolling interests in consolidated real estate partnerships		7.5
Rent expense	4.6	5.4	6.6
Sublease income which offset rent expense	0.6	0.8	1.6
Minimum [Member]
Commitments and Contingencies [Abstract]
Cash payment required for acquisition of certain properties that collateralize our notes receivable upon the obligor's exercise of put option	31.0
Maximum [Member]
Commitments and Contingencies [Abstract]
Cash payment required for acquisition of certain properties that collateralize our notes receivable upon the obligor's exercise of put option	$ 98.1
Range of remaining compliance periods for tax credit syndication arrangements	1 year
Maximum 2 [Member]
Commitments and Contingencies [Abstract]
Range of remaining compliance periods for tax credit syndication arrangements	13 years